NATIONS FUND TRUST
                               NATIONS FUND, INC.
                         NATIONS FUND PORTFOLIOS, INC.

                       Supplement dated December 9, 1998
                       to Prospectus dated August 1, 1998


  The prospectus for the Primary B Shares of Nations Funds is hereby supplemented by deleting the tables under the heading "Expenses Summary" for Nations Value Fund, Nations Equity Income Fund, Nations Disciplined Equity Fund, Nations Managed Index Fund, Nations Managed SmallCap Index Fund and Nations Balanced Assets Fund and inserting in their place the following:

 Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Primary B Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.

NATIONS FUNDS -- PRIMARY B SHARES

                                                                                               Nations
                                                           Nations Value   Nations Equity   Disciplined
Shareholder Transaction Expenses                               Fund          Income Fund    Equity Fund
Sales Load Imposed on Purchases                                None             None           None
---------------------------------------------------------------------------------------------------------
Deferred Sales Charge                                          None             None           None
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees
 (After Fee Waivers)                                          .75%            .63%             .75%
---------------------------------------------------------------------------------------------------------

Other Expenses
 (After Expense Reimbursements)                               .69%            .73%             .73%
---------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers and Expense
 Reimbursements)                                             1.44%           1.36%            1.48%


                                                             Nations
                                                 Nations     Managed       Nations
                                                Managed     SmallCap     Balanced
Shareholder Transaction Expenses              Index Fund   Index Fund   Assets Fund
Sales Load Imposed on Purchases                  None         None         None
------------------------------------------------------------------------------------
Deferred Sales Charge                            None         None         None
------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees
(After Fee Waivers)                              .30%         .30%         .75%
------------------------------------------------------------------------------------
Other Expenses
 (After Expense Reimbursements)                  .70%         .70%         .83%
------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers
 and Expense Reimbursements)                    1.00%        1.00%        1.58%

Examples: You would pay the following expenses on a $1,000 investment in Primary B Shares of the indicated Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period.


                                                                       Nations
                            Nations         Nations      Nations      Managed      Nations
               Nations   Equity Income   Disciplined     Managed     SmallCap     Balanced
            Value Fund        Fund       Equity Fund   Index Fund   Index Fund   Assets Fund
1 Year         $ 15           $ 14           $ 15         $ 10         $ 10         $ 16
-------------------------------------------------------------------------------------------
3 Years        $ 46           $ 43           $ 47         $ 32         $ 32         $ 50
-------------------------------------------------------------------------------------------
5 Years        $ 79           $ 74           $ 81         $ 55         $ 55         $ 68
-------------------------------------------------------------------------------------------
10 Years       $172           $164           $177         $122         $122         $188

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